FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Abstract]
FINANCIAL INSTRUMENTS
14.	FINANCIAL INSTRUMENTS

Cash and cash equivalents

The carrying amount reported on the Consolidated Balance Sheets for cash and cash equivalents approximates their fair value because of the short maturity of those instruments.

Investments, accounts receivable, notes receivable, other receivables advance from customers and bank loans

The carrying value, as reported on the Consolidated Balance Sheets, of accounts receivable, notes receivable, other receivables, advance from customers, accruals, and bank loans approximate their market values based on their short-term maturities, or their fair values.